Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Redeemable Convertible Preferred Stock

9. Redeemable Convertible Preferred Stock

Upon the closing of the 2013 financing on September 30, 2013, all the outstanding shares of the Company’s redeemable convertible preferred stock were converted into 2,793,281 shares of common stock, and the related carrying value of $320.0 million was reclassified to additional paid-in capital. As of December 31, 2013, no shares of redeemable convertible preferred stock were issued or outstanding.

Prior to the September 30, 2013 conversion, the Company had the following series of outstanding convertible preferred stock (collectively, the Preferred Stock): Series A-1 Preferred, Series B-1 Preferred, Series C-1 Preferred, Series D-1 Preferred, Series E-1 Preferred and Series E-3 Preferred. Series E-1 Preferred and Series E-3 Preferred are collectively referred to as the Series E Preferred. The Preferred Stock was initially recorded at its original purchase price, which represented fair value on the date of issuance, net of issuance costs, if any. The original purchase price per share of Series A-1 Preferred, Series B-1 Preferred, Series C-1 Preferred, Series D-1 Preferred, and Series E Preferred was equal to $232.93, $232.93, $365.70, $232.94, and $232.93 per share, respectively. The preferred stock balances were recorded at the original fair value and the accreted dividends based on the per share terms at issuance of Series A-1 Preferred, Series B-1 Preferred, Series C-1 Preferred, Series D-1 Preferred, and Series E Preferred, which were equal to $18.64, $18.64, $29.26, $18.64, and $18.64 per share per annum, respectively.

The shares of Series B-1 Preferred, Series D-1 Preferred, and Series E Preferred were redeemable upon the request of the holders of at least 66 2/3% of outstanding shares of Series B-1 Preferred, voting as a separate class, and 51% of outstanding shares of Series D-1 Preferred and Series E Preferred, voting together as a separate class. In this event, the Company would have been required to redeem the shares in three equal annual installments, beginning in September 2021, at the applicable original purchase price per share. All shares of Preferred Stock were redeemable in the event of a change of control at their liquidation preferences.

As all Preferred Stock was redeemable either at the option of the holder or upon an event outside the control of the Company (i.e., a change in control), the related amounts have been presented outside of stockholders’ equity (deficit). In August and December 2003, the Company completed two closings of a private placement of Series B-1 Preferred, in which the Company issued a total of 136,520 shares at a price of $232.93 per share for gross proceeds of $31.8 million. In November and December 2004, the Company completed two further closings of Series B-1 Preferred, in which the Company issued a total of 188,894 shares at a price of $232.93 per share for gross proceeds of $44.0 million. The Series B-1 Preferred investors in these two final closings also purchased warrants for 29,245 shares of common stock at an exercise price of $30.21 per share, with an exercise period of five years from the date of purchase, for $1.51 cents per share of common stock covered by the warrants. In November 2009, the exercise period of these warrants was extended to December 31, 2011. In December 2012, the Company’s Board of Directors reduced the number of shares exercisable under these warrant by 45% of the original shares and approved the extension of the exercise period until April 1, 2013. As of December 31, 2012, warrants to purchase 13,160 shares of common stock were outstanding. In April 2013, these warrants expired in accordance with their terms.

In August 2006, the Company issued 27,345 shares of Series C-1 Preferred to JJDC at a price of $365.70 per share, for gross proceeds of $10.0 million.

In April 2007, the Company issued 137,592 shares of Series D-1 Preferred at a price of $232.94 per share, for gross proceeds of $32.0 million. In connection with the issuance, the Series D-1 Preferred investors also purchased warrants for an aggregate of 20,639 shares of common stock at an exercise price of $22.13 per share, with an exercise period of five years from the date of purchase, for $0.79 cents per share of common stock covered by the warrants.

In August 2008, the Company repurchased 646, 1,610 and 472 shares of Series A-1 Preferred, Series B-1 Preferred and Series D-1 Preferred, respectively, and a warrant for 71 shares of common stock, for an aggregate purchase price of $82,000. The Company allocated the purchase price among the preferred shares and warrant based upon their respective fair values.

In November 2009, the Company issued 1,288 shares of Series E-1 Preferred upon the conversion of debt issued under a loan agreement. In June and December 2010, the Company issued 859 and 37,119 shares of Series E-1 Preferred, respectively, upon conversion of debt issued under a loan agreement.

In December 2010, the Company issued 71,543 shares of Series E-3 Preferred upon conversion of the JJDC convertible notes that were due in 2011 (Note 7).

As of December 31, 2012, convertible preferred stock balances were as follows (in thousands, except share amounts):

	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Preference	Carrying Value
Series A-1	12,734	12,734	$5,187	$75,454
Series B-1	373,223	373,223	146,549	145,408
Series C-1	75,472	27,345	15,122	15,074
Series D-1	136,948	136,949	46,520	43,271
Series E-1	40,252	39,265	19,820	10,674
Series E-3	93,082	71,543	23,552	28,816

Total	731,711	661,059	$256,750	$318,697

The significant rights, privileges, and preferences of the Preferred Stock were as follows:

Election of Directors

Prior to the September 30, 2013 conversion, the holders of Series B-1 Preferred were entitled to elect five members of the Company’s Board of Directors, the holders of Series D-1 Preferred were entitled to elect one member of the Company’s Board of Directors, and the holders of common stock were entitled to elect one member of the Company’s Board of Directors, subject to certain restrictions. All remaining members of the Company’s Board of Directors were elected by all of the stockholders voting on an as-if-converted basis.

Voting Rights

Prior to the September 30, 2013 conversion, the Preferred Stock carried voting rights equal to the number of shares of common stock into which it could be converted. Additionally, certain corporate actions could only be exercised upon the approval of holders of 66 2/3% of the outstanding shares of Series B-1 Preferred and Series C-1 Preferred, voting together as a single class, and 51% of the outstanding shares of Series D-1 Preferred and Series E Preferred, voting together as a single class.

Dividends

All dividends were payable when and if declared by the Company’s Board of Directors. The holders of Series E Preferred were entitled to cumulative dividends in preference to the holders of Series A-1 Preferred, Series B-1 Preferred, Series C-1 Preferred, Series D-1 Preferred, and common stock. The holders of Series D-1 Preferred were entitled to cumulative dividends in preference to the holders of Series A-1 Preferred, Series B-1 Preferred, Series C-1 Preferred, and common stock. The holders of Series B-1 Preferred and Series C-1 Preferred were entitled to cumulative dividends in preference to the holders of Series A-1 Preferred and common stock. The holders of Series A-1 Preferred were entitled to cumulative dividends in preference to the holders of common stock. The dividend rate was $18.64, $18.64, $29.26, $18.64, and $18.64 per annum for each outstanding share of Series E Preferred, Series D-1 Preferred, Series C-1 Preferred, Series B-1 Preferred, and Series A-1 Preferred, respectively. Additionally, if dividends were paid to any holder of common stock, the holders of Preferred Stock would receive a dividend of a per share amount (on an as-if-converted to common stock basis) equal to the amount paid to the holders of common stock.

No dividends were declared as of December 31, 2013 and 2012. Prior to the conversion of the Preferred Stock in connection with the 2013 financing, the aggregate cumulative dividends as of September 30, 2013, were $3.4 million ($47.28 per share), $1.9 million ($48.14 per share), $15.9 million ($116.00 per share), $5.6 million ($201.83 per share), $63.1 million ($168.96 per share), and $2.3 million ($183.64 per share) for Series E-3 Preferred, Series E-1 Preferred, Series D-1 Preferred, Series C-1 Preferred, Series B-1 Preferred, and Series A-1 Preferred, respectively. The aggregate cumulative dividends as of December 31, 2012, were $2.7 million ($38.04 per share), 1.5 million ($38.90 per share), $14.6 million ($106.75 per share), $5.1 million ($187.32 per share), $59.6 million ($159.72 per share), and $2.2 million ($174.40 per share) for Series E-3 Preferred, Series E-1 Preferred, Series D-1 Preferred, Series C-1 Preferred, Series B-1 Preferred, and Series A-1 Preferred, respectively.

Liquidation Preference

While the Preferred Stock was outstanding, in the event of a liquidation, dissolution, winding up, or change in control of the Company, the liquidation preference of each stockholder class was to be paid in the following order, from available funds: first to the holders of Series E-1 Preferred and Series E-3 Preferred, second to the holders of Series D-1 Preferred, third to the holders of Series B-1 Preferred and Series C-1 Preferred, and fourth to the holders of Series A-1 Preferred. After payment of the Preferred Stock liquidation preferences, the remaining assets of the Company were to be distributed ratably to all holders of common stock and Preferred Stock on an as-if-converted basis. The liquidation preference of Series E-1 Preferred, Series E-3 Preferred, Series D-1 Preferred, Series C-1 Preferred, Series B-1 Preferred, and Series A-1 Preferred was equal to $465.87, $290.97, $232.93, $365.70, $232.93, and $232.93 per share, respectively, plus any cumulative unpaid dividends. If there were insufficient funds available to satisfy each liquidation preference in its entirety, the holders of Preferred Stock were to be paid a pro rata amount based on their liquidation preference.

Conversion Rights

Each share of Preferred Stock was convertible at any time, at the option of the holder, into shares of the Company’s common stock at then applicable conversion rate. The conversion rate for each of the series of Preferred Stock was 1:1, except for the Series D-1 Preferred, which had a conversion rate of 1.365:1. With respect to the Series E Preferred, Series D-1 Preferred, Series B-1 Preferred, and Series A-1 Preferred, if the Company issued common stock or securities convertible into or exercisable for shares of common stock at a price less than the respective original purchase price per share, the conversion rate of such stock was to be adjusted to the lowest price per share paid in such issuance. The conversion rate for Preferred Stock would not be adjusted for common stock issuances on the exercise of options or warrants issued to employees, directors, or consultants of the Company and in certain other circumstances.

Each share of Preferred Stock automatically converted into common stock upon the approval of holders of 66 2/3% of the outstanding shares of Series B-1 Preferred, voting as a separate class, and 51% of the outstanding shares of Series D-1 Preferred and Series E Preferred, voting together as a separate class, or upon the closing of an underwritten public offering of the Company’s common stock pursuant to an effective registration statement under the Securities Act of 1933, as amended, at a per share price of at least $8.00, and raising aggregate gross proceeds of at least $30.0 million. In connection with the 2013 financing each holder of the Company’s preferred stock that participated in the 2013 financing for between 1% and up to 99% of such holders “Pro Rata Share” (as defined in the Company’s then effective certificate of incorporation) had each share of preferred stock represented by such participation amount converted into four shares of common stock and the balance of any shares of preferred stock converted at the then applicable conversion rate. Any holder that participated in the 2013 financing for between 100% and 300% of such holder’s Pro Rata Share (the “Participation Multiple”) had each share of preferred stock convert into shares of common stock by multiplying the product of (y) the aggregate number of shares of preferred stock held by such holder multiplied by the applicable Participation Multiple and (z) four (4).